Operating Lease Liabilities (Details) - Schedule of Operating Lease Liabilities - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Operating Lease Liabilities [Line Items]
Operating lease liabilities (in Dollars)	$ 412,564	$ 2,152,677
Operating lease liabilities (in Dollars)	277,956	674,496
Total (in Dollars)	$ 690,520	$ 2,827,173
Minimum [Member]
Schedule of Operating Lease Liabilities [Line Items]
Short-term lease liabilities	21.00%	14.00%
Long-term lease liabilities	21.00%	14.00%
Maximum [Member]
Schedule of Operating Lease Liabilities [Line Items]
Short-term lease liabilities	55.00%	36.00%
Long-term lease liabilities	55.00%	36.00%